Equity - reserves - Summary of tabular form of other reserves (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reserves within equity [abstract]
Foreign currency reserve	$ (750)	$ (742)	$ (852)
Share-based payments reserve for Employee Share Option Plan	4,225	4,423	3,264
Other reserves	$ 3,475	$ 3,681	$ 2,412